FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

September 30, 2023	Level 1	Level 2	Level 3	Total
US Treasury Bills	$10,818,051	$—	$—	$10,818,051
Total US Treasury Bills Asset	$10,818,051	$—	$—	$10,818,051

December 31, 2022	Level 1	Level 2	Level 3	Total
US Treasury Bills	$9,992,900	$—	$—	$9,992,900
Total US Treasury Bills Asset	$9,992,900	$—	$—	$9,992,900

December 31, 2022	Level 1	Level 2	Level 3	Total
US Treasury Bills	$9,992,900	$—	$—	$9,992,900
Total US Treasury Bills Asset	$9,992,900	$—	$—	$9,992,900

December 31, 2021	Level 1	Level 2	Level 3	Total
2020 Notes warrants	$—	$—	$373,599	$373,599
Total Warrant Liability	$—	—	$373,599	$373,599